Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Stock repurchase program repurchase amount1		$ 2,504,498
Stock repurchase program number of shares repurchased		807,347
Stock repurchase program pershare of shares repurchased1		$ 3.1
Class E Warrant [Member]
Class of Stock [Line Items]
Class of warrants or rights excercised during the period shares	3,400,000	900,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividends, preferred stock		$ 800,000
Preferred stock shares outstanding		795,878	795,878